Basis of preparation	6 Months Ended
Jun. 30, 2019
Basis of preparation
Basis of preparation

1. Basis of preparation

These condensed consolidated interim financial statements for the six months ended 30 June 2019 have been prepared in accordance with the DTR of the UK FCA and with IAS 34, Interim Financial Reporting, as published by the International Accounting Standards Board (IASB) and adopted by the EU. The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 31 December 2018, which have been prepared in accordance with IFRSs as published by the IASB and as adopted by the EU.

In April 2018, Barclays Bank PLC transferred its UK banking business to Barclays Bank UK PLC. The notes to these interim financial statements do not include a Disposal note as there is no related activity in the current period. Relevant prior period comparative information is available in Note 2, Disposal of business and transfer of ownership of subsidiary on pages 161 to 163 in the Barclays Bank PLC Annual Report 2018.

The accounting policies and methods of computation used in these condensed consolidated interim financial statements are the same as those used in the Barclays Bank PLC Annual Report 2018, except as disclosed below.

IFRS 16 – Leases

IFRS 16, Leases, which replaced IAS 17, Leases, was applied effective from 1 January 2019. IFRS 16 applies to all leases with the exception of licenses of intellectual property, rights held by licensing agreement within the scope of IAS 38, Intangible Assets, service concession arrangements, leases of biological assets within the scope of IAS 41, Agriculture, and leases of minerals, oil, natural gas and similar non-regenerative resources. IFRS 16 includes an accounting policy choice for a lessee to elect not to apply IFRS 16 to remaining assets within the scope of IAS 38, Intangible Assets, which the Barclays Bank Group has decided to apply.

IFRS 16 does not result in a significant change to lessor accounting; however, for lessee accounting there is no longer a distinction between operating and finance leases. Lessees will be required to recognise both:

  A lease liability, measured at the present value of remaining cash flows on the lease, and
  A right of use (ROU) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.

Subsequently the lease liability will increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The right of use asset will amortise to the income statement over the life of the lease.

There is a recognition exemption in IFRS 16 for leases with a term not exceeding 12 months, which allows the lessee to apply similar accounting as an operating lease under IAS 17.

The Barclays Bank Group applied IFRS 16 on a modified retrospective basis and took advantage of the option not to restate comparative periods. The Barclays Bank Group applied the following transition options available under the modified retrospective approach:

  To calculate the right of use asset equal to the lease liability, adjusted for prepaid or accrued payments.
  To rely on the previous assessment of whether leases are onerous in accordance with IAS 37 immediately before the date of initial application as an alternative to performing an impairment review. The Barclays Bank Group adjusted the carrying amount of the ROU asset at the date of initial application by the previous carrying amount of its onerous lease provision.
  To apply the recognition exception for leases with a term not exceeding 12 months.
  To use hindsight in determining the lease term if the contract contains options to extend or terminate the lease.

The impact on adoption was an increase in property, plant and equipment of £0.5bn, and an increase in other liabilities of £0.5bn, with no material impact on retained earnings.

IFRIC Interpretation 23 – Uncertainty over Income Tax Treatment

IFRIC 23 clarifies the application of IAS 12 to accounting for income tax treatments that have yet to be accepted by tax authorities, in scenarios where it may be unclear how tax law applies to a particular transaction or circumstance, or whether a taxation authority will accept an entity’s tax treatment. IFRIC 23 has been applied from 1 January 2019. There was no significant effect from the adoption of IFRIC 23 in relation to accounting for uncertain tax positions.

IAS 12 – Income Taxes – Amendments to IAS 12

The IASB amended IAS 12 in order to clarify the accounting treatment of the income tax consequences of dividends. As a result of the amendment, the tax consequences of all payments on financial instruments that are classified as equity for accounting purposes, where those payments are considered to be a distribution of profit, will be included in, and will reduce, the income statement tax charge. The amendments of IAS 12 were applied to the income tax consequences of dividends recognised on or after the beginning of the earliest comparative period. This resulted in reducing the tax charge and increasing profit after tax for H119 by £77m and H118 by £84m. This change does not impact retained earnings.

IAS 19 – Employee Benefits – Amendments to IAS 19

The IASB issued amendments to the guidance in IAS 19, Employee Benefits, in connection with accounting for plan amendments, curtailments and settlements. The amendments have been applied to plan amendments, curtailments or settlements occurring on or after 1 January 2019. There was no significant effect from the adoption of the amendments of IAS 19.

Going concern

Having reassessed the Principal Risks, the directors considered it appropriate to adopt the going concern basis of accounting in preparing the interim financial information.

Other disclosures

The Credit risk disclosures on pages 5 to 7 form part of these interim financial statements.